Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000241136 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000241136 [Member] | Commodities [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000241136 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000241136 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000241136 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000241136 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%	[1]
C000241136 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000241136 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[1]
C000241133 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000241133 [Member] | Master Limited Partnerships and Related Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
C000241133 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[2]
C000241133 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000241133 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[2]
C000241133 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000241133 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[2]
C000241133 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000241133 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[2]
C000241133 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000241135 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000241135 [Member] | Commodities [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000241135 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000241135 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[3]
C000241135 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000241135 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000241135 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%	[3]
C000241135 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000241138 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000241138 [Member] | Commodities [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000241138 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000241138 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[4]
C000241138 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000241138 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000241138 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%	[4]
C000241138 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000241137 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000241137 [Member] | Commodities [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000241137 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000241137 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000241137 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000241137 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%	[5]
C000241137 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000241137 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[5]
C000241134 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000241134 [Member] | Master Limited Partnerships and Related Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000241134 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[6]
C000241134 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000241134 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[6]
C000241134 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000241134 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[6]
C000241134 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000241134 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[6]
C000241134 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000241131 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
C000241131 [Member] | Master Limited Partnerships and Related Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[7]
C000241131 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[7]
C000241131 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
C000241131 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[7]
C000241131 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[7]
C000241131 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[7]
C000241131 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
C000241131 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[7]
C000241131 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
C000241132 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[8]
C000241132 [Member] | Master Limited Partnerships and Related Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000241132 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[8]
C000241132 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[8]
C000241132 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[8]
C000241132 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[8]
C000241132 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[8]
C000241132 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[8]
C000241132 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[8]
C000241132 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[8]

[1]	Percentage of total investments as of June 30, 2025.
[2]	Percentage of total investments as of June 30, 2025.
[3]	Percentage of total investments as of June 30, 2025.
[4]	Percentage of total investments as of June 30, 2025.
[5]	Percentage of total investments as of June 30, 2025.
[6]	Percentage of total investments as of June 30, 2025.
[7]	Percentage of total investments as of June 30, 2025.
[8]	Percentage of total investments as of June 30, 2025.